AngloGold Limited Share Incentive Scheme and Plans	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Share Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Employee share incentive scheme

At a general meeting held on June 4, 1998, shareholders approved the introduction of the AngloGold Limited Share Incentive Scheme (“Share Incentive Scheme”) for the purpose of providing an incentive to executive directors and senior employees of the Company and its subsidiaries to identify themselves more closely with the fortunes of the Company and also to promote the retention of such employees by giving them an opportunity to acquire shares in the Company. Employees participate in the scheme to the extent that they are granted options and accept them.

At a general meeting held on April 30, 2002, it was approved that the rules of the Share Incentive Scheme be amended to provide for the exercise of options to be based on conditions, related to the performance of the Company, as determined by the directors and which will be objective and specified. An employee would only be able to exercise his options after the date upon which he has received written notification from the directors that the previously specified performance conditions have been fulfilled or waived. The options granted prior to May 1, 2002 remained subject to the conditions under which they were granted. Although there are no automatically convertible unsecured debentures currently in issue under the rules of the Share Incentive Scheme, consequential amendments were approved to the rules of the scheme which effectively made the conversion of debentures subject to the same terms as the exercise of options.

At the annual general meeting held on May 7, 2010, shareholders authorized that 17,000,000 shares may be allocated for the purposes of the scheme. The maximum aggregate number of shares which may be acquired by any one participant in the scheme is 5 percent of the shares attributable to the scheme or 850,000 ordinary shares per employee could be issued in aggregate (2011: 850,000).

Ordinary shares issued in terms of the Share Incentive Scheme shall, subject to the provisions of the Share Incentive Scheme, rank pari passu with issued shares in all respects, including participation in dividends.

Non-executive directors are not eligible for participation in the Share Incentive Scheme.

	Total plan employee costs

	On December 31, 2012, the Company had four stock based compensation plans which are described below.

	Total compensation cost charged against income for these plans were as follows:

		2012	2011		2010
		$	$		$
	Compensation cost recognized	66	54	(1)	59

(1)	Excluded $7 million relating to the Black economic empowerment transaction restructuring costs for Izingwe during 2011 (see Note 5).

	At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 8,528,097 (2011: 10,075,485).

Options

An option may only be granted to an employee to purchase a certain number of shares, specified by the directors, at the option price payable in accordance with the rules of the Share Incentive Scheme.

The Share Incentive Scheme provides for the granting of options based on two separate criteria:

  Time related options

Time related options may be exercised over a five year period from date of grant, and may be exercised in tranches of 20 percent each in years 2, 3 and 4 and 40 percent in year five.

No further options will be granted under this plan which terminated on February 1, 2012, being the date on which the last options granted under this plan could have been, exercised or expired.

	A summary of the salient features of the time related options is presented below:

		2012	2011		2010

	Total intrinsic value of options outstanding at period end (R millions)	-	-		-	(1)
	Intrinsic value of options exercised (R millions)	-	-	(1)	5
	Weighted average remaining contractual term (years)	-	-		1

(1)	Less than R1 million.

There was no income statement charge for 2012, 2011 and 2010, as the total compensation cost was expensed up to date of vesting in 2007.

  Performance related options

Performance related options granted vest in full, three years after date of grant, provided that the conditions on which the options were granted, namely related to the performance of the Company (growth in adjusted earnings per share) as determined by the directors, are met. If the performance conditions are not met at the end of the first three year period, then performance is re-tested each year over the ten year life of the option on a rolling three year basis. Options are normally exercisable, subject to satisfaction of the performance conditions, between three and ten years from date of grant.

The performance related options' compensation expense is fixed at grant date and recorded when it is probable that the performance criteria will be met.

No further performance related options will be granted and all options granted hereunder will terminate on November 1, 2014, being the date on which the last options granted under these criteria may be exercised or will expire.

A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2012	171	232
Exercised	(47)	224
Forfeited (terminations)	(31)	295

Outstanding at December 31, 2012	93	220

Exercisable at December 31, 2012	93	220

A summary of the salient features of the performance related options is presented below:

	2012	2011	2010

Total intrinsic value of options outstanding at period end (R millions)	4	19	33
Intrinsic value of options exercised (R millions)	3	17	17
Weighted average remaining contractual term (years)	2	2	3

All options which have not been exercised within ten years from the date on which they were granted automatically expire.

There was no income statement charge for 2012, 2011 and 2010, as the total compensation cost was expensed up to date of vesting in 2007.

During 2012, a total of 47,107 common shares were issued under the share incentive scheme in terms of performance awards.

As at December 31, 2012, there was no unrecognized compensation cost related to unvested stock options.

The weighted average of all options outstanding as at December 31, 2012, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	16		194	1.83
212 – 300	77		226	1.83
	93	(1)	220	1.83

(1)Represents performance related options outstanding.

No options expired during the year ended December 31, 2012.

Since December 31, 2012 to and including March 31, 2013, 370 options (granted in respect of performance related options) have been exercised.

Bonus Share Plan (“BSP”) and Long-Term Incentive Plan (“LTIP”)

At the annual general meeting held on April 29, 2005, shareholders approved the introduction of the BSP and LTIP and the discontinuation of the previous share incentive scheme. Options granted under the previous share incentive scheme will remain subject to the conditions under which they were originally granted.

Bonus Share Plan (“BSP”)

The BSP is intended to provide effective incentives to eligible employees. An eligible employee is one who devotes substantially the whole of his working time to the business of the Company, any subsidiary of the Company or a company under the control of AngloGold Ashanti unless the board of directors (“the board”) excludes such a company. An award in terms of the BSP may be made at any date at the discretion of the board, the only vesting condition being three years' service for awards granted prior to 2008. For all BSP awards granted from 2008, 40 percent will vest after one year and the remaining 60 percent will vest after two years. An additional 20 percent of the original award will be granted to employees if the full award remains unexercised after three years. The board is required to determine a BSP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

During 2012 a total of 558,042 common shares were issued in terms of the BSP rules.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2012	2011	2010	2009
Calculated fair value (R per share)	328.59	340.00	280.90	293.99
Vesting date (40%)	February 21, 2013	February 21, 2012	February 24, 2011	February 18, 2010
Vesting date (60%)	February 21, 2014	February 21, 2013	February 24, 2012	February 18, 2011
Vesting date (conditional 20%)	February 21, 2015	February 21, 2014	February 24, 2013	February 18, 2012
Expiry date	February 20, 2022	February 20, 2021	February 23, 2020	February 17, 2019

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	1,825
Granted	993
Exercised	(558)
Forfeited (terminations)	(104)
Outstanding at December 31, 2012	2,156
Exercisable at December 31, 2012	881

BSP awards are issued with no exercise price.

A summary of the salient features of the BSP is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	566	627	508
Intrinsic value of awards exercised (R millions)	163	153	146
Weighted average remaining contractual term (years)	6	6	7

Long-Term Incentive Plan (“LTIP”)

The LTIP is an equity settled share-based payment arrangement, intended to provide effective incentives for executives to earn shares in the Company based on the achievement of stretched Company performance conditions. Participation in the LTIP is offered to executive directors, executive officers/management and selected members of senior management. An award in terms of the LTIP may be granted at any date during the year that the board of the Company determine and may even occur more than once a year. The board is required to determine an LTIP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

The main performance conditions in terms of the LTIP issued in 2009, 2010, 2011 and 2012 are:

  up to 30 percent of an award will be determined by the performance of total shareholder returns compared with that of a group of comparative gold-producing companies;
  up to 30 percent of an award will be determined by real growth (above US inflation) in adjusted earnings per share over the performance period;
  up to 40 percent of an award will be dependent on the achievement of strategic performance measures set by the Remuneration Committee; and
  three-year's service is required.

During 2012, a total of 340,492 common shares were issued in terms of the LTIP rules.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2012	2011	2010	2009
Calculated fair value (Rand per share)	328.59	340.00	280.90	293.99
Vesting date	February 21, 2015	February 21, 2014	February 24, 2013	February 18, 2012
Expiry date	February 20, 2022	February 20, 2021	February 23, 2020	February 17, 2019

A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	1,982
Granted	983
Exercised	(340)
Forfeited (terminations)	(294)

Outstanding at December 31, 2012	2,331

Exercisable at December 31, 2012	251

LTIP awards are issued with no exercise price.

A summary of the salient features of the LTIP is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	611	681	522
Intrinsic value of awards exercised (R millions)	99	66	26
Weighted average remaining contractual term (years)	6	6	7

Compensation expense related to BSP and LTIP awards recognized ($ millions)	58	42	45
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ($ millions)	43	27	23
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Employee Share Ownership Plan (“ESOP”)

On December 12, 2006, AngloGold Ashanti announced the finalization of the Bokamoso Employee Share Ownership Plan (Bokamoso ESOP) for employees of the South African operations. The Bokamoso ESOP creates an opportunity for AngloGold Ashanti and the unions to ensure a closer alignment of the interest between South African based employees and the Company. Participation is restricted to those employees not eligible for participation in any other South African share incentive plan.

In order to facilitate these transactions the Company established a trust to acquire and administer the ESOP shares. AngloGold Ashanti allotted and issued free ordinary shares to the trust and also created, allotted and issued E ordinary shares to the trust for the benefit of employees. The Company also undertook an empowerment transaction with a Black Economic Empowerment investment vehicle, Izingwe Holdings (Proprietary) Limited (“Izingwe”) during 2006 and created, allotted and issued E ordinary shares to Izingwe. The key terms of the E ordinary share are:

  AngloGold Ashanti has the right to cancel the E ordinary shares, or a portion of them, in accordance with the ESOP and Izingwe cancellation formula, respectively;
  the E ordinary shares will not be listed;
  the E ordinary shares which are not cancelled will be converted into ordinary shares; and
  the E ordinary shares will each be entitled to receive a cash dividend equal to one-half of the dividend per ordinary share declared by the Company and a further one-half is included in the calculation of the strike price.

On April 14, 2011, AngloGold Ashanti Limited, NUM, Solidarity, UASA, Izingwe and the Bokamoso ESOP Board of Trustees announced the restructuring of the empowerment transactions concluded between the Company and the unions, and the Company and Izingwe respectively in 2006.

This restructuring was motivated by share price performance that since the onset of the 2008 global financial crisis led to a situation where the first two tranches of E ordinary shares vested and lapsed at no additional value to Bokamoso ESOP beneficiaries and Izingwe.

In order to remedy this in a manner that would ensure an element of value accruing to participants, though at a reasonable incremental cost to AngloGold Ashanti Limited shareholders, the scheme was restructured as follows:

  all lapsed E ordinary shares that vested without value were reinstated;
  the strike (base) price was fixed at R320.00 per share for the Bokamoso ESOP and R330.00 for Izingwe;
  the notional interest charge that formed part of the original cancellation formula fell away;
  as before, 50 percent of any dividends declared was used to reduce the strike price;
  as before, the remaining 50 percent is paid directly to participants under the empowerment transaction; and
  the life span of the scheme was extended by an additional year, the last vesting being in 2014, instead of 2013. A minimum payout on vesting of the E ordinary shares has been set at R40.00 each and a maximum payout of R70.00 each per E ordinary share for Izingwe and R90.00 each for members of the Bokamoso ESOP (i.e. employees), including the impact of the 50 percent of dividend flow. While the floor price provides certainty to all beneficiaries of the empowerment transactions, the creation of a ceiling serves to limit the cost to AngloGold Ashanti Limited and its shareholders.

The total incremental fair value of awards granted was R29.14 per share and will be included in earnings up to the vesting date in 2014. The Company recorded a charge of $12 million in 2011 to earnings as a result of the restructuring.

The award of free ordinary shares to employees

The fair value of each free ordinary share awarded in 2011 was R306.99 (2008: R188, 2007: R306 and 2006: R320). The fair value is equal to the market value at the date-of-grant. Dividends declared and paid to the trust will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. An equal number of shares vests from 2009, and each subsequent year up to expiry date of November 1, 2013.

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2012	327
Reallocated	10
Exercised	(172)
Forfeited (terminations)	(10)

Outstanding at December 31, 2012	155

Exercisable at December 31, 2012	-

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2012	2011	2010

Total intrinsic value of awards outstanding at period end (R millions)	41	112	142
Intrinsic value of awards exercised (R millions)	50	51	72
Weighted average remaining contractual term (years)	1	1	1

The award of E ordinary shares to employees:

Before the restructuring of the ESOP scheme during April 2011, the average fair value of the E ordinary shares awarded to employees in 2008 was R13 (2007: R79 and 2006: R105) per share. After the restructuring of the scheme the average fair value per share of the E Ordinary shares was R49.57. Dividends declared in respect of the E ordinary shares will firstly be allocated to cover administration expenses of the trust, whereafter it will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. At each anniversary over a six year period commencing on the third anniversary of the original 2006 award, the Company will cancel the relevant number of E ordinary shares as stipulated by a cancellation formula. Any E ordinary shares remaining in the tranche will be converted to ordinary shares for the benefit of the employees

The value of each share granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. These estimates involve inherent uncertainties and the application of judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the Company's recorded compensation expense could have been different from that reported.

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2011	2008	2007	2006
Risk-free interest rate	6.63%	7.00%	7.00%	7.00%
Dividend yield	0.99%	1.39%	2.06%	2.30%
Volatility factor of market share price	33.50%	35.00%	33.00%	36.00%

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2012	1,533	315
Reallocated	32	313
Forfeited (terminations)	(32)	313
Converted	(615)	313

Outstanding at December 31, 2012	918	313

Exercisable at December 31, 2012	-	-

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2012	2011	2010

	Total intrinsic value of options outstanding at period end (R millions) (1)	31	43	-
	Intrinsic value of options exercised (R millions)	21	6	-	(2)
	Weighted average remaining contractual term (years)	1	1	1

(1)	The options outstanding at December 31, 2010 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

	2012	2011	2010

Compensation expense related to the ESOP scheme recognized ($ millions)	8	12	12
As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ($ millions)	3	9	8
Unrecognized compensation cost is expected to be recognized over the remaining scheme term (years)	1	3	3

Weighted average exercise price is calculated as the initial grant price of R288 plus interest factor less dividend apportionment up to April 2011. After that date the exercise price is calculated at the restructured price of R320 less dividend apportionment.

Cash Settled Share Incentive Scheme

Ghana Employee Share Ownership Plan (“Ghana ESOP”)

A memorandum of understanding was signed with the Ghanaian employees on April 28, 2009 to introduce the Ghana ESOP under defined rules.

In terms of the rules of the scheme, every eligible employee is entitled to 20 AngloGold Ashanti Limited share appreciation rights (“phantom shares”), which will be paid out in four equal tranches, commencing May 2009 and ending in May 2012.

The value of the rights are equal to the value of AngloGold Ashanti Limited American Depositary receipts (“ADR's”) as listed on the New York Stock Exchange, converted into Ghanaian Cedis at the prevailing US dollar exchange rate.

The share price on the day of issue as of April 29, 2009 was $32.15, whilst the share price used in the payment of the fourth tranche was $33.55 per share (third tranche in 2011: 49.24 per share, second tranche in 2010: $39.50 per share, first tranche in 2009: $28.46 per share).

The award of share appreciation rights to employees

A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
Number of rights
(000)
Outstanding at January 1, 2012	24
Exercised	(24)
Forfeited (terminations)	(1)
Reallocated	1
Rights outstanding at December 31, 2012	-
Rights exercisable at December 31, 2012	-

		2012		2011		2010
		$		$		$

	Compensation expense related to Ghana ESOP scheme recognized ($ millions)	-	(1)	-	(1)	2

	The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	-		1		2

(1)	Less than $1 million.